Fair Value (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Securities	Dec. 31, 2011
Fair Value (Textual) [Abstract]
Impaired loans principal amount	$ 43	$ 1,999
Impaired loans valuation allowance	33	516
Increase the provision for loan loss	584	247
Real estate owned carrying amount		18
Outstanding balance		131
Other real estate valuation allowance	0	113
Written-down of other real estate	0	38
Number of securities	2
State and municipal [Member]
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Transfers from Level 3 to Level 2	$ 502	$ 300